Document And Entity Information	Nov. 06, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 06, 2026
Entity Registrant Name	TechTarget, Inc.
Entity Central Index Key	0002018064
Entity Emerging Growth Company	false
Entity File Number	001-42428
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	99-2218610
Entity Address, Address Line One	275 Grove Street
Entity Address, City or Town	Newton
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02466
City Area Code	(617)
Local Phone Number	431-9200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	TTGT
Security Exchange Name	NASDAQ